Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2025
Revenue Recognition [Abstract]
Schedule of Revenues by Services Categories

The Company currently generates its revenue from the following table presents revenues by service categories for the six months ended June 30, 2025 and 2024, respectively:

	For the Six Months Ended June 30,
	2025		2024
Service Category	$	% of revenues	$	% of revenues
Advisory and transaction services	153,492	4.5%	146,515	10.8%
Corporate business training services	343,455	10.1%	454,357	33.6%
Corporate consulting services	43,316	1.3%	654,398	48.4%
Revenues from sales of devices to support AI data collection and analysis	2,783,071	81.4%	-	-
Others	93,684	2.7%	95,851	7.1%
Total revenues	3,417,018	100%	1,351,121	100%

Schedule of Timing of Revenue Recognition	Timing of revenue recognition
	For the six months ended June 30,
	2025	2024
Point in Time	3,417,018	1,351,121
Over Time	-	-
Total Revenue	3,417,018	1,351,121